Convertible Promissory Notes Payable - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions	Dec. 06, 2022	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Oct. 01, 2025	Dec. 31, 2024 CNY (¥)	Oct. 31, 2015 USD ($) $ / shares	Oct. 08, 2015 $ / shares
Convertible Promissory Note Payable [Line Items]
Notes issued | ¥		¥ 6,503,803			¥ 6,174,050
Maturity Date	Oct. 08, 2026
Sale of Stock Price Per Share | $ / shares							$ 14.8869
Ping an group [Member]
Convertible Promissory Note Payable [Line Items]
Notes issued | $			$ 1,953.8
Loans received | $						$ 937.8
Loan interest rate				0.7375%
Conversion Of Debt To Equity conversion price | $ / shares						$ 14.8869
Ping An Group And An key Technology [Member]
Convertible Promissory Note Payable [Line Items]
Loan interest rate	0.7375%
Percentage of Conversion of Debt to Equity	50.00%
Percentage To Redeem Outstanding Principal Amount	50.00%
Percentage Of Additional Outstanding Principal Amount	50.00%